Summary of Significant Accounting Policies - Summary of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income and realized gain from sale of treasury securities						$ 13,780	$ 474,758
Net Income (Loss)	$ (1,876,059)	$ 11,771,204	$ 1,446,495	$ 8,986,375	$ (22,966)	$ 9,895,145	$ 10,432,870	$ (814,819)	$ (10,506,796)
ClassA redeemable ordinary shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income and realized gain from sale of treasury securities									1,845,877
Net earnings									$ 1,845,877
Redeemable Class Ordinary Shares, Basic and Diluted									27,600,000
Earnings Per Share, Basic and Diluted									$ 0.07
Non Redeemable Class B Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest income and realized gain from sale of treasury securities									$ 1,845,877
Net earnings					$ (22,966)				$ (12,352,673)
Redeemable Class Ordinary Shares, Basic and Diluted					6,000,000				6,794,262
Earnings Per Share, Basic and Diluted					$ 0.00				$ (1.82)
Net Income (Loss)					$ (22,966)				$ (10,506,796)